UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                  Maxim Loomis Sayles Small-Cap Value Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Loomis Sayles Small-Cap Value Portfolio

U.S. stocks recorded single digit returns for most equity styles and capitalization ranges during 2005. Small company stocks trailed large company stocks late in the year, allowing the large cap S&P 500 index to inch ahead of the small cap Russell 2000 index on an annual basis for the first time in six years. With the exception of energy stocks, which were quite strong as oil and natural gas prices continued to rise, performance between sectors of the market were within a narrow range. As a result, stock selection was a key to positive performance during the year. The portfolio was positioned in a fairly conservative manner throughout 2005, with a focus on companies at the higher end of the market capitalization range within our small-cap universe and a continued emphasis on higher quality, small companies with solid balance sheets, positive earnings trends, healthy cash flow and attractive valuations. Several of our top performing investments for the year were found within the basic materials and energy segments of the market, as global economic activity provided a favorable demand backdrop for these sectors. Portfolio leaders included Reliance Steel and Aluminum Co. a distributor and processor of metal products; and, Cal Dive International Inc., a provider of construction and maintenance services to oil and gas exploration companies. Health care and consumer discretionary sectors were two sectors that declined for the year. Generic drug manufacture Par Pharmaceutical Inc. and specialty retailer West Marine Inc. were our two of our weakest performers. Our long-standing strategy remains in place: we seek misunderstood or undiscovered smaller companies operating in niche markets selling at attractive valuations. Our primary means to add value is through stock selection as opposed to making large sector or macro-economic bets. This strategy has served up well over the long term, and we are optimistic our approach will serve us well in the markets ahead.

                   Maxim Loomis Sayles
                Small-Cap Value Portfolio     Russell 2000 Index
  11/01/1994            10,000.00                 10,000.00
  12/31/1996            13,009.00                 11,653.77
  12/31/1997            16,196.21                 14,244.55
  12/31/1998            15,826.93                 13,925.82
  12/31/1999            15,758.88                 16,886.45
  12/31/2000            19,500.03                 16,376.48
  12/31/2001            22,300.24                 16,784.25
  12/31/2002            19,068.93                 13,346.84
  12/31/2003            25,605.76                 19,653.22
  12/31/2004            31,280.00                 23,255.65
  12/31/2005            33,181.82                 24,313.78

Maxim Loomis Sayles Small-Cap Value Portfolio
Total Return -

One Year:         6.08%
Five Year:        11.21%
Ten Year:         12.74%


Portfolio Inception:       11/1/94

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Small-Cap Value Portfolio, made at its inception, with the performance of the Russell 2000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                $            186,194,561
      Cash                                                                                                          56,971
      Collateral for securities loaned                                                                          32,838,604
      Dividends receivable                                                                                         209,770
      Subscriptions receivable                                                                                     390,890
      Receivable for investments sold                                                                            1,719,953
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total assets                                                                                             221,410,749
                                                                                                    -----------------------
                                                                                                    -----------------------

LIABILITIES:
      Due to investment adviser                                                                                    173,860
      Payable upon return of securities loaned                                                                  32,838,604
      Redemptions payable                                                                                          585,398
      Payable for investments purchased                                                                            456,196
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total liabilities                                                                                         34,054,058
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            187,356,691
                                                                                                    =======================
                                                                                                    =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                               $                933,763
      Additional paid-in capital                                                                               147,971,764
      Net unrealized appreciation on investments                                                                35,582,313
      Accumulated net realized gain on investments                                                               2,868,851
                                                                                                    -----------------------
                                                                                                    -----------------------

NET ASSETS                                                                                        $            187,356,691
                                                                                                    =======================
                                                                                                    =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                             $                  20.06
                                                                                                    =======================
                                                                                                    =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               200,000,000
      Outstanding                                                                                                9,337,634

(1)  Cost of investments in securities:                                                           $            150,612,248

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                     $                230,277
     Income from securities lending                                                                                 45,087
     Dividends                                                                                                   2,419,783
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total income                                                                                                2,695,147
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
     Audit fees                                                                                                     11,468
     Bank and custodial fees                                                                                        25,228
     Investment administration                                                                                      99,088
     Management fees                                                                                             1,772,570
     Other expenses                                                                                                 25,189
                                                                                                    -----------------------
                                                                                                    -----------------------

     Total expenses                                                                                              1,933,543

     Less amount reimbursed by investment adviser                                                                    3,252
                                                                                                    -----------------------
                                                                                                    -----------------------

     Net expenses                                                                                                1,930,291
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                              764,856
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           16,127,493
     Change in net unrealized appreciation on investments                                                       (5,653,381)
                                                                                                    -----------------------
                                                                                                    -----------------------

     Net realized and unrealized gain on investments                                                            10,474,112
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $             11,238,968
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

                                                                                            2005               2004
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                           $        764,856   $        338,381
     Net realized gain on investments                                                      16,127,493         18,384,570
     Change in net unrealized appreciation on investments                                  (5,653,381)        10,987,278
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------
                                                                                                    0                  0
     Net increase in net assets resulting from operations                                  11,238,968         29,710,229
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                              (702,684)          (228,176)
     From net realized gains                                                              (16,405,359)       (15,298,053)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Total distributions                                                                  (17,108,043)       (15,526,229)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                     99,966,917         78,529,330
     Reinvestment of distributions                                                         17,108,043         15,526,229
     Redemptions of shares                                                                (89,749,575)       (82,229,575)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Net increase in net assets resulting from share transactions                          27,325,385         11,825,984
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Total increase in net assets                                                          21,456,310         26,009,984

NET ASSETS:
     Beginning of period                                                                  165,900,381        139,890,397
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     End of period  (1)                                                              $    187,356,691   $    165,900,381
                                                                                       ===============    ===============
                                                                                       ===============    ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                   4,847,677          3,970,734
     Issued in reinvestment of distributions                                                  844,733            759,796
     Redeemed                                                                              (4,335,591)        (4,186,984)
                                                                                       ---------------    ---------------
                                                                                       ---------------    ---------------

     Net increase                                                                           1,356,819            543,546
                                                                                       ===============    ===============
                                                                                       ===============    ===============

(1) Including undistributed net investment income

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                     Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        20.79  $         18.81  $       14.02  $       17.06  $       15.96

Income from Investment Operations

Net investment income                                   0.08             0.03           0.01           0.03           0.08
Net realized and unrealized gain (loss)                 1.17             4.09           4.79          (2.98)          2.15
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income (Loss) From
     Investment Operations                              1.25             4.12           4.80          (2.95)          2.23
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net investment income                             (0.08)           (0.03)         (0.01)         (0.03)         (0.08)
From net realized gains                                (1.90)           (2.11)                        (0.06)         (1.05)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Distributions                                    (1.98)           (2.14)         (0.01)         (0.09)         (1.13)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $        20.06  $         20.79  $       18.81  $       14.02  $       17.06
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           6.08%           22.16%         34.28%        (14.49%)        14.36%

Net Assets, End of Period ($000)              $      187,357  $       165,900  $     139,890  $     123,140  $     226,496

Ratio of Expenses to Average Net Assets:
     - Before Reimbursement                            1.09%            1.09%          1.10%          1.09%          1.11%
     - After Reimbursement #                           1.09%            1.09%          1.10%          1.08%          1.10%

Ratio of Net Investment Income to
     Average Net Assets:
     - Before Reimbursement                            0.43%            0.23%          0.09%          0.32%          0.48%
     - After Reimbursement #                           0.43%            0.23%          0.09%          0.33%          0.49%

Portfolio Turnover Rate                               62.49%           64.38%         70.82%         89.28%         97.49%


 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.


See notes to financial statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $117,894,289 and $106,958,621, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $150,918,363. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $37,787,077 and gross depreciation of securities in which there was an excess of tax cost over value of $2,510,879, resulting in net appreciation of $35,276,198.

5. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $32,598,195 and received collateral of $32,838,604 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                                                   2005                2004
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           2,050,815          3,948,159
          Long-term capital gain                                                   15,057,228         11,578,070
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   17,108,043         15,526,229
                                                                              ================    ===============


       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                            0
      Undistributed capital gains                                                                      3,174,967
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         3,174,967
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      35,276,197
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           38,451,164
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2005 the Portfolio reclassified $62,172 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, 93% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 1.31%
     49,600 Commercial Vehicle Group Inc*                                931,488
     45,100 Cooper Tire & Rubber Co                                      690,932
     29,200 Lear Corp ^^                                                 831,032
                                                                      $2,453,452

AUTOMOBILES --- 0.41%
     23,000 Winnebago Industries Inc ^^                                  765,440
                                                                        $765,440

BANKS --- 9.30%
     18,100 Alabama National BanCorp ^^                                1,172,156
     65,698 CVB Financial Corp                                         1,334,326
      5,200 Capital Corp of the West                                     168,740
     23,300 Centerstate Banks of Florida Inc                             803,850
     46,100 East West Bancorp Inc                                      1,682,189
     34,825 First Midwest Bancorp Inc ^^                               1,220,965
     24,300 Iberiabank Corp                                            1,239,543
     53,445 Independent Bank Corp                                      1,455,307
     37,200 Midwest Banc Holdings Inc ^^                                 827,700
     23,800 Pennsylvania Commerce Bancorp Inc                            758,030
     39,900 PrivateBancorp Inc ^^                                      1,419,243
     50,900 Signature Bank*                                            1,428,763
     33,000 South Financial Group Inc ^^                                 908,820
     38,600 Texas Regional Bancshares Inc ^^                           1,092,380
     33,100 Wintrust Financial Corp ^^                                 1,817,190
                                                                     $17,329,202

BROADCAST/MEDIA --- 0.73%
     65,300 General Cable Corp*                                        1,286,410
      8,200 Saga Communications Inc Class A*                              89,134
                                                                      $1,375,544

BUILDING MATERIALS --- 2.18%
      6,100 Eagle Materials Inc ^^                                       746,396
     29,200 Griffon Corp ^^*                                             695,252
     47,650 Lennox International Inc                                   1,343,730
     25,700 Texas Industries Inc                                       1,280,888
                                                                      $4,066,266

CHEMICALS --- 2.70%
     15,800 Cabot Corp ^^                                                565,640
     40,300 Cytec Industries Inc ^^                                    1,919,489
     14,100 FMC Corp*                                                    749,697
     55,250 Spartech Corp ^^                                           1,212,738

     28,400 UAP Holding Corp                                             579,928
                                                                      $5,027,492

COMMUNICATIONS - EQUIPMENT --- 1.81%
     40,100 ADTRAN Inc                                                 1,192,574
     74,500 CommScope Inc*                                             1,499,685
     45,000 Polycom Inc*                                                 688,500
                                                                      $3,380,759

COMPUTER HARDWARE & SYSTEMS --- 2.43%
     24,300 Avid Technology Inc*                                       1,330,668
     50,900 Electronics for Imaging Inc*                               1,354,449
     25,600 Imation Corp                                               1,179,392
    173,900 McDATA Corp ^^*                                              660,820
                                                                      $4,525,329

COMPUTER SOFTWARE & SERVICES --- 3.24%
     58,300 Aladdin Knowledge Systems ^^*                              1,003,926
    111,000 Digitas Inc*                                               1,389,720
     38,700 Hyperion Solutions Corp                                    1,386,234
     51,500 InterVoice-Brite Inc ^^*                                     409,940
     24,100 MRO Software Inc*                                            338,364
     35,900 Progress Software Corp*                                    1,018,842
     15,600 SafeNet Inc ^^*                                              502,632
                                                                      $6,049,658

DISTRIBUTORS --- 1.71%
     78,900 BlueLinx Holdings Inc                                        887,625
     33,700 Hughes Supply Inc                                          1,208,145
     84,500 Smart & Final Inc*                                         1,088,360
                                                                      $3,184,130

ELECTRIC COMPANIES --- 1.55%
     13,433 ALLETE Inc                                                   591,052
     60,000 NorthWestern Corp                                          1,864,200
     15,100 Otter Tail Power Co                                          437,598
                                                                      $2,892,850

ELECTRONIC INSTRUMENT & EQUIP --- 4.12%
     45,700 Ametek Inc                                                 1,944,078
     36,700 Anixter International Inc                                  1,435,704
     46,000 Arrow International Inc                                    1,333,540
     39,900 Excel Technology Inc*                                        948,822
     33,700 Keithley Instruments Inc                                     471,126
     35,200 Rofin-Sinar Technologies Inc*                              1,530,144
                                                                      $7,663,414

ELECTRONICS - SEMICONDUCTOR --- 3.08%
     21,000 ADE Corp ^^*                                                 505,260
     52,200 DSP Group Inc*                                             1,308,132
     46,950 Diodes Inc                                                 1,457,798
     89,800 Fairchild Semiconductor International Inc ^^*              1,518,518
     72,000 Integrated Device Technology Inc*                            948,960
                                                                      $5,738,668

ENGINEERING & CONSTRUCTION --- 2.31%
     23,800 ESCO Technologies Inc                                      1,058,862
     78,500 Insituform Technologies Inc Class A*                       1,520,545
     32,400 Washington Group International Inc                         1,716,228
                                                                      $4,295,635

FINANCIAL SERVICES --- 3.15%
     67,116 Advanta Corp Class A                                       2,177,243
     27,300 Community Bancorp ^^*                                        862,953
     35,000 National Financial Partners Corp                           1,839,250
     37,900 United PanAm Financial Corp*                                 980,473
                                                                      $5,859,919

FOOD & BEVERAGES --- 1.25%
     15,556 J&J Snack Foods Corp                                         924,182
     35,200 Ralcorp Holdings Inc*                                      1,404,832
                                                                      $2,329,014

GOLD, METALS & MINING --- 1.98%
     44,200 AMCOL International Corp                                     906,984
     34,100 Century Aluminum Co*                                         893,761
     38,400 Chaparral Steel Co*                                        1,161,600
     11,700 Reliance Steel & Aluminum Co                                 715,104
                                                                      $3,677,449

HEALTH CARE RELATED --- 0.48%
     23,600 LifePoint Hospitals Inc*                                     885,000
                                                                        $885,000

HOTELS/MOTELS --- 0.99%
     21,400 Fairmont Hotels & Resorts Inc                                907,574
     46,600 Trump Entertainment Resorts Inc*                             938,058
                                                                      $1,845,632

HOUSEHOLD GOODS --- 0.54%
     44,700 Tupperware Corp ^^                                         1,001,280
                                                                      $1,001,280

INSURANCE RELATED --- 6.27%
      9,600 AmerUs Group Co                                              544,032
    119,300 American Equity Investment Life Holding Co ^^              1,556,865
     37,700 Delphi Financial Group Inc Class A                         1,734,577
     47,500 Endurance Specialty Holdings Ltd                           1,702,875
     81,300 KMG America Corp*                                            746,334
     30,500 Navigators Group Inc*                                      1,330,105
     51,000 Ohio Casualty Corp                                         1,444,320
     29,500 Protective Life Corp                                       1,291,215
     26,700 RLI Corp ^^                                                1,331,529
                                                                     $11,681,852

INVESTMENT BANK/BROKERAGE FIRM --- 0.77%
     36,300 CBL & Associated Properties Inc ^^                         1,434,213
                                                                      $1,434,213

LEISURE & ENTERTAINMENT --- 1.82%
     66,942 Dover Downs Entertainment Inc                                947,229
     87,700 Live Nation*                                               1,148,870
     91,500 Sunterra Corp ^^*                                          1,301,130
                                                                      $3,397,229

MACHINERY --- 4.02%
     23,300 Albany International Corp Class A                            842,528
     38,200 Barnes Group Inc                                           1,260,600
     41,900 CLARCOR Inc ^^                                             1,244,849
     19,600 Harsco Corp                                                1,323,196
     45,050 IDEX Corp                                                  1,852,006
     23,600 Nordson Corp ^^                                              956,036
                                                                      $7,479,215

MANUFACTURING --- 2.65%
     42,400 Actuant Corp Class A ^^                                    2,365,920
     54,800 McGrath Rentcorp                                           1,523,440
     64,300 RBC Bearings Inc ^^*                                       1,044,875
                                                                      $4,934,235

MEDICAL PRODUCTS --- 2.38%
     56,300 Intermagnetics General Corp ^^*                            1,795,970
     29,600 Sybron Dental Specialties Inc*                             1,178,376
     36,900 Symmetry Medical Inc*                                        715,491
     29,600 West Pharmaceutical Services Inc ^^                          740,888
                                                                      $4,430,725

MISCELLANEOUS --- 0.66%
     86,800 Perot Systems Corp Class A*                                1,227,352
                                                                      $1,227,352

OIL & GAS --- 5.27%
     30,400 ATP Oil & Gas Corp ^^*                                     1,125,104
     32,200 Cal Dive International Inc                                 1,155,658
     20,550 Carbo Ceramics Inc                                         1,161,486
     17,600 Core Laboratories NV*                                        657,536
     67,400 Denbury Resources Inc                                      1,535,372
     59,400 Energy Partners Ltd*                                       1,294,326
     44,100 FMC Technologies Inc*                                      1,892,772
     26,900 Remington Oil & Gas Corp*                                    981,850
                                                                      $9,804,104

PAPER & FOREST PRODUCTS --- 0.43%
     15,600 Potlatch Corp                                                795,288
                                                                        $795,288

PHARMACEUTICALS --- 0.42%
     52,050 Perrigo Co ^^                                                776,066
                                                                        $776,066

POLLUTION CONTROL --- 0.92%
     19,900 American Ecology Corp                                        287,157
     41,125 Waste Connections Inc ^^*                                  1,417,168
                                                                      $1,704,325

PRINTING & PUBLISHING --- 1.26%
     23,450 John Wiley & Sons Inc Class A                                915,488
     26,100 Scholastic Corp ^^*                                          744,111
     27,600 Thomas Nelson Inc                                            680,340
                                                                      $2,339,939

RAILROADS --- 1.00%
     49,675 Genesee & Wyoming Inc*                                     1,865,296
                                                                      $1,865,296

REAL ESTATE --- 5.77%
     47,900 American Home Mortgage Investment Corp REIT ^^             1,560,103
     63,800 BioMed Realty Trust Inc REIT                               1,556,720
     53,200 Corporate Office Properties Trust REIT ^^                  1,890,728
     62,100 First Potomac Realty Trust REIT ^^                         1,651,860
     92,700 Kite Realty Group Trust REIT                               1,434,069
     42,900 LaSalle Hotel Properties REIT                              1,575,288
     43,400 Newcastle Investment Corp REIT                             1,078,490
                                                                     $10,747,258

RESTAURANTS --- 0.60%
     20,700 CEC Entertainment Inc*                                       704,628
     24,400 Steak N Shake Co*                                            413,580
                                                                      $1,118,208

RETAIL --- 3.05%
     11,400 AC Moore Arts & Crafts Inc ^^*                               165,870
     57,600 Big Lots Inc*                                                691,776
     62,100 Casey's General Stores Inc                                 1,540,080
     58,800 Charlotte Russe Holding Inc*                               1,224,804
     39,800 Dollar Tree Stores Inc*                                      952,812
     30,200 Hot Topic Inc ^^*                                            430,350
     22,600 Men's Wearhouse Inc                                          665,344
                                                                      $5,671,036

SAVINGS & LOANS --- 0.35%
     58,597 Provident New York Bancorp                                   645,153
                                                                        $645,153

SPECIALIZED SERVICES --- 6.99%
     37,500 Adesa Corp                                                   915,750
      8,500 Electro Rent Corp*                                           126,735
     74,000 FTD Group Inc*                                               768,860
     44,000 Harte-Hanks Inc                                            1,161,160
     42,160 Hudson Highland Group Inc ^^                                 731,898
     78,000 Navigant Consulting Inc ^^*                                1,714,440
     47,050 RH Donnelley Corp ^^*                                      2,899,219
     18,600 Regis Corp                                                   717,402
     23,200 Valassis Communications Inc*                                 674,424
     19,600 Vertrue Inc ^^*                                              692,468
    118,500 Wright Express Corp*                                       2,607,000
                                                                     $13,009,356

TELEPHONE & TELECOMMUNICATIONS --- 1.56%
     53,300 Anaren Microwave Inc*                                        833,079
     18,500 Commonwealth Telephone Enterprises Inc ^^                    624,745
     60,100 Iowa Telecommunications Services Inc ^^                      930,348
     36,500 Tekelec*                                                     507,350
                                                                      $2,895,522

TEXTILES --- 0.40%
     34,400 Fossil Inc ^^*                                               739,944
                                                                        $739,944

TRANSPORTATION --- 2.78%
     41,200 American Commercial Lines Inc ^^                           1,247,948
     20,200 Greenbrier Cos Inc ^^                                        573,680
     72,100 Laidlaw International Inc                                  1,674,883
     20,300 Landstar System Inc                                          847,322
     45,300 Marten Transport Ltd                                         825,366
                                                                      $5,169,199

UTILITIES --- 1.82%
     13,900 Energen Corp                                                 504,848
     33,900 ONEOK Inc ^^                                                 902,757
     31,010 Southern Union Co                                            732,766
     60,600 UGI Corp                                                   1,248,360
                                                                      $3,388,731

WATER --- 0.43%
     26,000 American States Water Co                                     800,800
                                                                        $800,800

TOTAL COMMON STOCK --- 96.89%                                       $180,401,179
(Cost $144,818,866)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  5,795,000 Federal Home Loan Bank                                     5,793,382
                  3.400%, January 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 3.11%                                $5,793,382
(Cost $5,793,382)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $186,194,561
(Cost $150,612,248)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at December 31, 2005. See Notes to Financial Statements.

Maxim Series Fund, Inc.
Summary of Investments by Sector

Maxim Loomis Sayles Small-Cap Value Porfolio
December 31, 2005
Unaudited

                                                                              % of Portfolio
                  Sector                              Value ($)                 Investments
--------------------------------------------    ----------------------    ------------------------
--------------------------------------------    ----------------------    ------------------------
Communications                                              7,651,825                       4.11%
Consumer Products & Services                               33,523,181                      18.00%
Financial Services                                         47,697,597                      25.62%
Health Care Related                                         6,091,791                       3.27%
Industrial Products & Services                             29,847,107                      16.03%
Natural Resources                                          14,276,841                       7.67%
Short Term Investments                                      5,793,382                       3.11%
Technology                                                 23,977,069                      12.88%
Transportation                                             10,253,387                       5.51%
Utilities                                                   7,082,381                       3.80%
                                                ----------------------    ------------------------
                                                ----------------------    ------------------------
                                                        $ 186,194,561                     100.00%
                                                ======================    ========================
                                                ======================    ========================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Small-Cap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,054.11       $ 5.64

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,019.71       $ 5.55

*Expenses are equal to the Portfolio's annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006